ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Oil and Gas, Proved Reserve, Quantity [Line Items]
Revenues	$ 24,168	$ 19,100
Percentage of revenues	100.00%	100.00%
Country Of U S A [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Revenues	$ 20,336	$ 15,150
Percentage of revenues	84.00%	79.00%
Other [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Revenues	$ 3,832	$ 3,950
Percentage of revenues	16.00%	21.00%